GA Computer Sciences Inc.
#349-6540 East Hastings Street
Burnaby, British Columbia
Canada, V5B 4Z5

Tel: (775) 881-3390
Fax: (604) 298-6308

July 12, 2005

VIA Courier & EDGAR

US SECURITIES AND EXCHANGE COMMISSION
OFFICE of SMALL BUSINESS
Attn: Russell Mancuso
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: GA Computer Sciences Inc. (the “Company”) - Form SB-2/A No. 1 Enclosed

The Company is submitting the enclosed Form SB-2 Amendment No. 1 registration statement to you. This amendment addresses the commission's concerns discovered in your recent review of the Company's SB-2 initial filing as described in your letter of June 1, 2005. Please find the enclosed three red lined hard and three clean copies for your review. The SEC file number is 333-124607. The documents are scheduled to be filed on EDGAR on July 12, 2005.

Also, please see our response memo attached to this letter. In this memo we identify each of the 33 comments that you outlined in your letter and explain how we addressed each issue or provided the requested supplemental information.

The new text additions have been red lined with the  tag on the official EDGAR filings and highlighted on the unofficial red lined PDF copy.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

  Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the fling; and

  The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

GA Computer Sciences Inc.

Per: /s/ Peter Hoyle

Peter Hoyle
President

Encls.

Response Memo to Letter of June 1, 2005

General

1. Please disclose in an appropriate section of the registration statement your reasons for incorporating in Nevada when it appears that all off your assets and business operations are in Canada.

We have disclosed our reasons for incorporating in Nevada by adding a paragraph to the section “Organization Within The Last Five Years”.

Prospectus Cover Page

2. If you plan to use this prospectus prior to the effective date of the registration statement, please revise the outside front cover page of the prospectus to include the legend required by Regulation S-B Item 501(a)(10).

We have added the required legend to the outside front cover page of the prospectus.

3. Please clarify your statement in the forth paragraph that the selling shareholders will sell shares “at prevailing market prices of privately negotiated prices.

We have correct our statement. This was due to a typographical error and has been corrected in this amendment. The word we were seeking to use was “or”.

4. Given the alteration that you made to the legend required by Regulation S-B Item 501(a)(7), it is unclear which statement the last sentence modifies. Please revise to clarify.

We have changed the legend to resolve the confusion.

Prospectus Summary, Page 4

5. Please disclose the average purchase price paid for the shares to be resold by the selling shareholders, as well as the date these shares were originally acquired.

We have added disclosure regarding the average purchase price paid for the shares to be resold by the selling shareholders and the date that the shares were originally acquired. Two new sentences were added to the subsection “About Our Stock Structure”.

6. We note your disclosure that you “are in the business of the production, marketing and sales of a software product called OpenOffice...” If true, please revise your disclosure here and throughout the prospectus to clarify that you produce, market and sell a CD-ROM containing the OpenOffice software, and that you do not produce the software itself.

We have added disclosure regarding the fact that we do not develop the OpenOffice software ourselves and that the OpenOffice software is developed by a community of volunteer and corporately sponsored software developers around the world. We also disclose that fact that there are OpenOffice software licenses that allow us to distribute the software free of charge. Two new sentences were added to the subsection “About Our Our Business”.

7. We note your reference at the top of page 5 to securities being offered “to new investors.” Please change this reference here and throughout the prospectus to reflect, as stated in page 15, that these securities may be purchased by existing investors as well.

We have added disclosure regarding the fact the the securities being offered can be purchased by both new and current investors.

Risk Factors, page 6

8. The risk factors section should present all material risks known to you. Expand your disclosure to address risks regarding the following factors, if material:

  your executive officers devote only limited time to your operations;

  dilution experienced by purchasers in this offering;

  changes in foreign currency rates;

  failure of this offering to raise funds sufficient to cover offering expenses;

  liability for flaws in the OpenOffice software, or other risks associated with your OpenOffice licenses;

  the potential obsolescence of inventory resulting from the release by OpenOffice.org of new software versions;

  the risk that your will not be able to sell all of the shares offered by GA Computer Sciences Inc. pursuant to this registration statement because of an increased supply of your shares in the market resulting from shares offered by the selling shareholders; and

  the risk that, if sales of your securities are reported on the Over-the-Counter Bulletin Board, the selling shareholders may be offering their securities at prices below the price you are offering.

We have expanded our disclosure to add eight risk factors that you recommended.

9. It appears that your assets and personnel are all located in Canada. If so, please provide appropriate disclosure regarding the difficulty that U.S. investors might have enforcing liabilities under U.S. securities laws.

We have expanded our disclosure to add an additional risk factor entitled “Enforcement of legal process may be difficult”

10. If true, please add a risk factor that addresses the fact that your Articles of Incorporation authorize the issuance of 75,000,000 shares of common stock, that these authorized but unissued shares may be issued without further shareholder approval and that these shares may be granted rights and preferences that are greater than those of common shares being offered pursuant to this prospectus.

We have expanded our disclosure to add an additional risk factor to discuss that fact that our Board of Directors may issue a new share series that may have rights and preferences greater than the common shares being offered pursuant to the prospectus without shareholder approval.

Analysis of Financing Scenarios, page 9

11. We note your reference to Internet addresses here and throughout your document. Please refer to footnote 41 of Release No 33-7586 (April 28, 2000) regarding your responsibility for the information found at those addresses. Also, please file the hyperlinked information.

We have reviewed Release No. 33-7586 and understand our responsibility for the mentioned hyperlinked Internet addresses. We have filed the mentioned hyperlinked information as exhibits to the registration statement.

Selling Shareholders, page 12

12. Disclose the price that the selling shareholders paid to acquire their shares.

We have disclosed that price that the selling shareholders paid by adding a column to the selling shareholders table called “Price the Selling Shareholder Paid to Acquire Shares”.

Plan of Distribution, page 15

13. With a view towards disclosure, tell us about any procedures you have for the electronic offer, sale or distribution of these shares. Also tell us whether you have any arrangements with a third party to host or access your preliminary prospectus on the internet. If so, identify the party and the website, describe the material terms of your agreement and provide us with a copy of any written agreement. Provide us also with copies of all information concerning your company or prospectus that has appeared on their website. If you subsequently enter into any arrangements like this, promptly supplement your response.

We will not sell or distribute of the shares electronically over the Internet. We nave no arrangements with a third party to host or access our preliminary prospectus on the Internet. If you have any changes in these plans we will promptly supplement our response.

Directors, Executive Officers, Promoters and Control Persons, page 19

14. Please revise your disclosure to clarify the business experience of your executive officers during the past five years.

We have added disclosure to indicate the dates during the past five years to disclose when management and directors received their business experience.

Description of Securities, page 21

Common Stock, page 19

15. Please disclose, if true, that your board of directors may issue common stock with voting powers, rights and preferences that differ from and may be superior to those of holders of your currently issued common stock.

We have expanded our disclosure to discuss that fact that our Board of Directors may issue a new share series that may have rights and preferences greater than the common shares that have currently been issued without shareholder approval.

Description of Business, page 26

Business of Issuer, page 26

16. Please disclose the price you currently change for the OpenOffice CD-ROM products and disclose, if true, that this software is available free of charge from third parties on the Internet. Expand your disclosure to discuss how the free availability of this software affects your business and addressable market for your product.

We have added disclosure to discuss the price we charge for the OpenOffice CD-ROM and the price we charge for shipping. We have also added to disclosure regarding the fact the the OpenOffice software is available as a free download and have discussed how the availability of a free alternative will affect our business and the addressable market for our product.

17. Please expand your disclosure to describe the OpenOffice suite of software that you offer. Also clarify how you differentiate your product from that of competitors.

We have expanded our disclosure in the “Business of Issuer” section to describe the suite of software that we offer. We have also clarified how our product differs from our competitors.

18. Please describe all material terms of the licences upon which your business relies, and file these licenses as exhibits.

We have disclosed all the material terms of the three licenses which our business relies in the “Business of Issuer” section and we have filed the three licenses as exhibits.

Reports to Security Holders, page 17

19. Tell us whether you intend to register your securities under 12(g) of the Exchange Act. If not, please add appropriate disclosure and risk factors to inform investors when you may discontinue reporting and describe the effects of not reporting, including the effect on the eligibility of transactions in your securities to be quoted on the Over-the-Counter Bulletin Board.

We intend to register our securities under section 12(g) of the Exchange Act by filing a Form 8-A shortly after our registration is declared effective. In fact, we disclose this in our “SEC Filing Plan” in the “Plan of Operation” section of the registration statement.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 28

CD Layout, page 28

20. Reconcile the disclosure here that you have spent $2,500 for layout and replication with the disclosure on page 9 that you will use the proceeds of this offering for this purpose.

We have reconciled our disclosure to indicate that the use of the proceeds from the offering will be for OpenOffice Version 2.0 CD-ROMs. We have added a clear statement in the “Use of Proceeds” section to indicate this. Additionally, we have added a sentence in the “CD Layout and Replication Plan” to disclose that the funds for the OpenOffice Version 2.0 CD-ROMs will be from our offering.

OpenOffice Version 1.1 Obsolescence Plan, page 28

21. We note that your Version 1.1 software will become obsolete sometime in 2005 when Version 2.0 is released. Revise the quantify the potential impairment and the period in which you anticipate it will occur.

We have revised our disclosure in this section by adding two sentences that describe the anticipated impairment and the time period when we expect the impairment to occur.

Description of Property, page 31

22. Please describe the nature of your property. For example, is the space a single office located in a multi-tenant commercial office park?

We have added disclosure to accurately describe the nature of our property.

Certain Relationships and Related Party Transactions, page 32

23. Please disclose the material terms of the following agreements referenced on the prospectus cover page, and file the agreements as amendments to the registration statement: (a) the agreement between Mr. Hoyle and you pursuant to which Mr. Hoyle will sell your securities and (b) the agreement between the selling shareholders are required to sell your shares at $0.20 per share until your shares are quoted on the OTCBB.

The agreements on the prospectus cover page with Mr. Hoyle and the selling shareholders are verbal agreements. We have disclosed the material terms of these verbal agreements into two new sections added to the “Related Party” section. Since the agreements are verbal we are unable to file these agreements as exhibits.

24. Reconcile the last sentence of this section with Note 4 to your financial statements.

We have added disclosure to discuss the donated services and rent provided by Mr. Hoyle. We also disclosed the liability of $2,622 owed to Mr. Hoyle for organizational and legal fees.

Market for Common Equity and Related Stockholder Matters, page 33

25. We note your disclosure in the third paragraph of this section that “all of the 3,900,000 shares of our common stock owned by Mr. Hoyle can be sold pursuant to Rule 144 on October 20, 2005. Please revise your disclosure to address volume limitations on sales by affiliates pursuant to Rule 144.

We have disclosed the volume limitations on sales by affiliates by adding a paragraph to the “Market Information” section which discusses the restrictions and limitations imposed by Rule 144.

Financial Statements, page 32

26. The financial statements should be updated, as necessary, to comply with Item 310(g) of Regulation S-B at the effective date.

We have updated our financial statements to the most recent ended quarter which is April 30, 2005.

Independent Auditor's Report, page F-36

27. We see that your auditor is located in Canada and that you are incorporated in the United States. The staff interprets Article 2 to Regulation S-X to require that the audit report on the financial statements of a domestic registrant to be rendered ordinarily by an auditor licensed in the United States. Tell is why you have selected an auditor located in Canada. Tell us who performed the US GAAP quality review of your financial statements and describe that person's expertise in US GAAP and GAAS as required under Rule 3400T of the PCAOB.

We selected an auditor that was based in Vancouver, British Columbia, Canada because our operations are based in Burnaby, British Columbia, Canada which is a suburb of Vancouver. The close proximity of our auditor to us was the primary reason for their selection. Our auditor made a site visit to audit our CD-ROM inventory. If we had selected a US domiciled auditor, we would have had to pay substantial travel costs that most likely would have exceeded the value of our CD-ROM inventory. Thus, we decided to select an auditor located in Canada.

Our US GAAP quality review was performed by our auditors, Manning Elliott Chartered Accountants. Manning Elliot is currently registered with the Public Company Accounting Oversight Board in the United States. Manning Elliot has practiced before the SEC for over fourteen years and are currently auditors for 50 SEC domestic registrants.

Balance Sheets, page F-37

28. Confirm that no amount in “accrued liabilities” exceeds 5% of current liabilities. If any amount exceeds 5%, revise to state separately.

The accrued liabilities is comprised entirely of professional fees for our consulting accountant and auditor. We do not distinguish the difference between consulting accounting and auditor costs in our professional fees. Thus, we confirm that no amount in “accrued liabilities” exceeds 5% of current liabilities if we understand your inquiry correctly.

Statement of Stockholders Equity, page F-40

29. Revise to provide the date of the stock issued for cash as required by paragraph 11(d) of SFAS 7. Also, for each non-cash transaction, disclose in the footnotes the nature of the non-cash consideration and the basis for assigned recorded amounts.

We have updated the Statements Stockholders' Equity to include the dates of the stock issued for cash. We have no non-cash consideration that have not been discussed in the notes. The donated services and rent are discussed in Note 4 a) of the financial statements.

Part II

Recent Sales of Unregistered Securities, page 48

30. With a view toward disclosure, please explain to us why you sold common stock on the same date to different shareholders at different prices. Please include in your response how you determined these offering prices.

The reason that we sold stock on the same date at different prices was because their was a clerical error during the incorporation of our company. When we initially incorporated our incorporator only established 25,000 authorized shares of common stock at no par value. This clerical error went undetected for some months. When the error was discovered when amended our Articles of Incorporation on October 18, 2004 to authorize 75,000,00 shares of common stock at $0.001 par value. We had already accepted funds from our President and selling shareholders on the dates now shown in the Recent Sales of Unregistered Securities. These dates were all before October 18, 2004. The shares were finally issued on October 20, 2004.

Signature Page

31. Please revise the signature page so that appears on a separate page, as provided on Form SB-2, instead of appearing under the title “Undertakings”.

We have revised the signature page to that appears on a separate page. Additionally we have followed the definition of the Form more closely.

Exhibits

32. Please provide an updated accountants' consent with any amendment to the filing.

We have updated our accountants' consent and filed it as an exhibit.

33. Please file the consent of counsel named throughout the document, like on pages 15 and 21.

We have updated our counsel's consent and filed it as an exhibit.